UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-06367

Gabelli Equity Series Funds, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund First Quarter Report — December 31, 2016	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended December 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 3.1% compared with an increase of 3.8% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2016.

Comparative Results

Average Annual Returns through December 31, 2016 (a)(b) (Unaudited)						Since
	Quarter	1 Year	5 Year	10 Year	15 Year	Inception (01/02/92)
Class AAA (GABEX)	3.13%	10.21%	10.62%	6.07%	7.74%	9.87%
S&P 500 Index	3.82	11.96	14.66	6.95	6.69	9.15	(e)
Nasdaq Composite Index	1.69	8.92	17.16	9.58	8.13	9.27	(e)
Lipper Equity Income Fund Average	5.03	14.34	12.44	5.66	6.52	8.37
Class A (GCAEX)	3.15	10.21	10.62	6.08	7.73	9.87
With sales charge (c)	(2.79)	3.87	9.32	5.45	7.31	9.61
Class C (GCCEX)	2.92	9.39	9.79	5.28	7.05	9.45
With contingent deferred sales charge (d)	1.92	8.39	9.79	5.28	7.05	9.45
Class I (GCIEX)	3.20	10.51	10.90	6.32	7.90	9.97

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1. 14%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 2.0%
64,000	Aerojet Rocketdyne Holdings Inc.†	$1,148,800
2,000	Lockheed Martin Corp.	499,880
10,000	Raytheon Co.	1,420,000
137,000	Rockwell Automation Inc.	18,412,800
2,000	Rockwell Collins Inc.	185,520
1,400,000	Rolls-Royce Holdings plc	11,525,474
69,000,000	Rolls-Royce Holdings plc, Cl. C†	85,036
10,000	The Boeing Co.	1,556,800

		34,834,310

	Agriculture — 0.8%
90,000	Archer Daniels Midland Co.	4,108,500
81,500	Monsanto Co.	8,574,615
12,000	The Mosaic Co.	351,960

		13,035,075

	Automotive — 0.5%
214,000	Navistar International Corp.†	6,713,180
31,000	PACCAR Inc.	1,980,900

		8,694,080

	Automotive: Parts and Accessories — 2.6%
21,000	Adient plc†	1,230,600
164,000	Dana Inc.	3,112,720
68,000	Federal-Mogul Holdings Corp.†	701,080
380,000	Genuine Parts Co.	36,305,200
36,000	Modine Manufacturing Co.†	536,400
2,500	O’Reilly Automotive Inc.†	696,025
30,000	Tenneco Inc.†.	1,874,100

		44,456,125

	Aviation: Parts and Services — 0.4%
100,000	Arconic Inc.	1,854,000
9,000	Curtiss-Wright Corp.	885,240
29,000	United Technologies Corp.	3,178,980

		5,918,220

	Broadcasting — 1.9%
350,000	CBS Corp., Cl. A, Voting	22,627,500
22,000	CBS Corp., Cl. B, Non-Voting	1,399,640
65,575	Liberty Global plc, Cl. A†	2,005,939
160,539	Liberty Global plc, Cl. C†	4,768,008
36,000	MSG Networks Inc., Cl. A†	774,000

		31,575,087

	Building and Construction — 1.3%
200,000	Fortune Brands Home & Security Inc.	10,692,000
54,254	Herc Holdings Inc.†	2,178,841
230,000	Johnson Controls International plc	9,473,700

		22,344,541

	Business Services — 1.3%
37,000	Automatic Data Processing Inc.	3,802,860

Shares		Market Value
90,000	Diebold Nixdorf Inc.	$2,263,500
100,000	MasterCard Inc., Cl. A	10,325,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	184,780
40,000	Pentair plc	2,242,800
30,000	S&P Global Inc.	3,226,200
4,000	Vectrus Inc.†	95,400

		22,140,540

	Cable and Satellite — 0.9%
10,000	AMC Networks Inc., Cl. A†	523,400
167,000	DISH Network Corp., Cl. A†	9,674,310
16,000	EchoStar Corp., Cl. A†	822,240
8,181	Liberty Global plc LiLAC, Cl. A†	179,655
20,030	Liberty Global plc LiLAC, Cl. C†	424,035
60,000	Scripps Networks Interactive Inc., Cl. A	4,282,200

		15,905,840

	Communications Equipment — 0.8%
578,000	Corning Inc.	14,028,060

	Computer Hardware — 1.0%
22,000	Apple Inc.	2,548,040
75,000	HP Inc.	1,113,000
83,000	International Business Machines Corp.	13,777,170

		17,438,210

	Computer Software and Services — 1.5%
10,500	CDK Global Inc.	626,745
107,000	Fidelity National Information Services Inc.	8,093,480
280,000	Hewlett Packard Enterprise Co.	6,479,200
50,000	Microsoft Corp.	3,107,000
23,000	NetScout Systems Inc.†	724,500
170,000	Yahoo! Inc.†	6,573,900

		25,604,825

	Consumer Products — 4.3%
44,000	Altria Group Inc.	2,975,280
81,000	Edgewell Personal Care Co.†	5,912,190
62,000	Energizer Holdings Inc.	2,765,820
2,000	National Presto Industries Inc.	212,800
50,000	Philip Morris International Inc.	4,574,500
95,000	Reckitt Benckiser Group plc	8,062,039
25,000	Svenska Cellulosa AB, Cl. A	703,302
1,020,000	Swedish Match AB	32,445,284
138,000	The Procter & Gamble Co.	11,603,040
80,000	Unilever NV - NY Shares	3,284,800

		72,539,055

	Consumer Services — 0.2%
3,500	Allegion plc	224,000
105,000	Rollins Inc.	3,546,900

		3,770,900

	Diversified Industrial — 4.3%
94,000	Crane Co.	6,779,280

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
80,000	Eaton Corp. plc	$5,367,200
635,000	General Electric Co.	20,066,000
174,000	Honeywell International Inc.	20,157,900
50,000	ITT Inc.	1,928,500
50,000	Jardine Matheson Holdings Ltd.	2,762,500
180,000	Jardine Strategic Holdings Ltd.	5,976,000
120,000	Textron Inc.	5,827,200
350,000	Toray Industries Inc.	2,833,540
37,000	Trinity Industries Inc.	1,027,120

		72,725,240

	Electronics — 1.3%
8,173	Fortive Corp.	438,318
45,000	Sony Corp.	1,260,963
85,000	Sony Corp., ADR	2,382,550
74,000	TE Connectivity Ltd.	5,126,720
170,000	Texas Instruments Inc.	12,404,900

		21,613,451

	Energy and Utilities: Electric — 0.3%
10,000	American Electric Power Co. Inc.	629,600
7,000	Avangrid Inc.	265,160
45,000	El Paso Electric Co.	2,092,500
50,000	Korea Electric Power Corp., ADR†	924,000
105,000	The AES Corp.	1,220,100

		5,131,360

	Energy and Utilities: Integrated — 0.8%
5,512	California Resources Corp.†	117,350
15,000	Dominion Resources Inc.	1,148,850
7,000	Duke Energy Corp.	543,340
205,000	Energy Transfer Equity LP	3,958,550
29,000	Eni SpA	472,252
14,000	Eversource Energy	773,220
6,500	Iberdrola SA, ADR	170,495
2,000	NextEra Energy Inc.	238,920
64,000	OGE Energy Corp.	2,140,800
59,000	PNM Resources Inc.	2,023,700
50,000	Westar Energy Inc.	2,817,500

		14,404,977

	Energy and Utilities: Natural Gas — 1.3%
2,000	Atmos Energy Corp.	148,300
82,000	Kinder Morgan Inc.	1,698,220
206,000	National Fuel Gas Co.	11,667,840
15,000	ONE Gas Inc.	959,400
102,000	ONEOK Inc.	5,855,820
12,000	Southwest Gas Holdings Inc.	919,440
34,000	Spectra Energy Corp.	1,397,060

		22,646,080

Shares		Market Value

	Energy and Utilities: Oil — 3.7%
174,000	Anadarko Petroleum Corp.	$12,133,020
1,500	Apache Corp.	95,205
70,000	BP plc, ADR	2,616,600
100,000	Chevron Corp.	11,770,000
124,000	ConocoPhillips	6,217,360
16,000	Denbury Resources Inc.†	58,880
39,000	Devon Energy Corp.	1,781,130
105,000	Exxon Mobil Corp.	9,477,300
110,000	Hess Corp.	6,851,900
24,000	Marathon Oil Corp.	415,440
22,000	Marathon Petroleum Corp.	1,107,700
44,000	Occidental Petroleum Corp.	3,134,120
3,000	PetroChina Co. Ltd., ADR	221,100
100,000	Royal Dutch Shell plc, Cl. A, ADR	5,438,000
17,000	Total SA, ADR	866,490

		62,184,245

	Energy and Utilities: Services — 1.6%
345,000	Halliburton Co.	18,661,050
93,000	Oceaneering International Inc.	2,623,530
50,000	Schlumberger Ltd.	4,197,500
188,000	Weatherford International plc†	938,120

		26,420,200

	Energy and Utilities: Water — 0.2%
22,500	Aqua America Inc.	675,900
80,000	Severn Trent plc	2,190,727

		2,866,627

	Entertainment — 1.8%
140,000	Grupo Televisa SAB, ADR	2,924,600
12,000	The Madison Square Garden Co, Cl. A†	2,058,120
113,000	Time Warner Inc.	10,907,890
140,000	Twenty-First Century Fox Inc., Cl. B	3,815,000
300,000	Viacom Inc., Cl. A	11,550,000

		31,255,610

	Environmental Services — 0.9%
50,000	Republic Services Inc.	2,852,500
167,000	Waste Management Inc.	11,841,970

		14,694,470

	Equipment and Supplies — 1.7%
60,000	A.O. Smith Corp.	2,841,000
16,346	Danaher Corp.	1,272,373
190,000	Flowserve Corp.	9,129,500
24,000	Graco Inc.	1,994,160
12,000	Ingersoll-Rand plc	900,480
22,000	Minerals Technologies Inc.	1,699,500
190,000	Mueller Industries Inc.	7,592,400
16,000	Parker-Hannifin Corp.	2,240,000

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
15,000	Tenaris SA, ADR	$535,650

		28,205,063

	Financial Services — 21.1%
6,500	Alleghany Corp.†	3,952,780
235,000	AllianceBernstein Holding LP	5,510,750
309,000	American Express Co.	22,890,720
150,000	American International Group Inc.	9,796,500
30,000	Argo Group International Holdings Ltd.	1,977,000
19,000	Banco Popular Espanol SA	18,360
5,195	Banco Santander Chile, ADR	113,615
93,000	Banco Santander SA, ADR	481,740
335,000	Bank of America Corp.	7,403,500
13,056	BNP Paribas SA	832,166
396,000	Citigroup Inc.	23,534,280
12,000	Deutsche Bank AG†	217,200
57,000	Dundee Corp., Cl. A†	252,597
44,000	Eaton Vance Corp.	1,842,720
130,000	Federated Investors Inc., Cl. B	3,676,400
34,000	Fidelity Southern Corp.	804,780
210,000	H&R Block Inc.	4,827,900
54,000	Interactive Brokers Group Inc., Cl. A	1,971,540
284,700	Janus Capital Group Inc.	3,777,969
246,000	JPMorgan Chase & Co.	21,227,340
82,758	Julius Baer Group Ltd.	3,675,876
32,000	Kemper Corp.	1,417,600
90,100	Kinnevik AB, Cl. A	2,220,211
19,000	Kinnevik AB, Cl. B	455,261
362,000	Legg Mason Inc.	10,827,420
15,000	Leucadia National Corp.	348,750
112,000	Loews Corp.	5,244,960
142,000	M&T Bank Corp.	22,213,060
330,000	Marsh & McLennan Companies Inc.	22,304,700
320,000	Morgan Stanley	13,520,000
270,000	Navient Corp.	4,436,100
60,000	Northern Trust Corp.	5,343,000
56,000	Och-Ziff Capital Management Group LLC, Cl. A†	185,360
40,000	Oritani Financial Corp.	750,000
40,000	Popular Inc.	1,752,800
8,000	Royal Bank of Canada	541,680
300,000	SLM Corp.†	3,306,000
170,000	State Street Corp.	13,212,400
286,000	Sterling Bancorp	6,692,400
12,000	SunTrust Banks Inc.	658,200
79,000	T. Rowe Price Group Inc.	5,945,540
100,000	TD Ameritrade Holding Corp.	4,360,000
1,030,000	The Bank of New York Mellon Corp.	48,801,400
3,000	The Dun & Bradstreet Corp.	363,960
20,000	The Goldman Sachs Group Inc.	4,789,000
134,000	The Hartford Financial Services Group Inc.	6,385,100

Shares		Market Value
105,000	The PNC Financial Services Group Inc.	$12,280,800
16,000	The Travelers Companies Inc.	1,958,720
67,000	W. R. Berkley Corp.	4,456,170
115,000	Waddell & Reed Financial Inc., Cl. A	2,243,650
610,000	Wells Fargo & Co.	33,617,100
340,000	Wright Investors’ Service Holdings Inc.†	214,200

		359,631,275

	Food and Beverage — 13.5%
1,000	Ajinomoto Co. Inc.	20,141
27,000	Anheuser-Busch InBev SA/NV	2,857,797
356,000	Brown-Forman Corp., Cl. A	16,465,000
180,000	Campbell Soup Co.	10,884,600
80,000	Coca-Cola Amatil Ltd., ADR	579,200
20,000	Coca-Cola European Partners plc	628,000
14,500	Coca-Cola Femsa SAB de CV, ADR	921,330
9,000	Constellation Brands Inc., Cl. A	1,379,790
136,000	Danone SA	8,618,287
570,000	Davide Campari-Milano SpA	5,574,117
96,000	Diageo plc, ADR	9,978,240
50,000	Dr Pepper Snapple Group Inc.	4,533,500
133,000	Fomento Economico Mexicano SAB de CV, ADR	10,135,930
220,000	General Mills Inc.	13,589,400
2,900,000	Grupo Bimbo SAB de CV, Cl. A	6,558,336
148,000	Heineken NV	11,101,792
17,000	Heineken NV, ADR	635,970
230,000	ITO EN Ltd.	7,645,348
39,000	Kellogg Co.	2,874,690
2,000	McCormick & Co. Inc., Cl. V	186,200
28,000	McCormick & Co. Inc., Non-Voting	2,613,240
765,000	Mondelēz International Inc., Cl. A	33,912,450
115,000	Nestlé SA	8,249,779
65,000	Nestlé SA, ADR	4,663,100
116,000	Nissin Foods Holdings Co. Ltd.	6,094,032
3,500,000	Parmalat SpA	10,912,861
100,000	PepsiCo Inc.	10,463,000
45,000	Pernod Ricard SA	4,876,682
58,000	Remy Cointreau SA	4,946,588
40,000	Sapporo Holdings Ltd.	1,030,160
79,000	The Kraft Heinz Co.	6,898,280
215,000	The Coca-Cola Co.	8,913,900
1,000	The Hershey Co.	103,430
95,001	Tootsie Roll Industries Inc.	3,776,290
14,000	Tyson Foods Inc., Cl. A	863,520
132,000	Yakult Honsha Co. Ltd.	6,121,412

		229,606,392

	Health Care — 10.4%
35,000	Abbott Laboratories	1,344,350
18,000	AbbVie Inc.	1,127,160
36,000	Aetna Inc.	4,464,360
4,000	Allergan plc†	840,040

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
78,000	Baxter International Inc.	$3,458,520
22,000	Bio-Rad Laboratories Inc., Cl. A†	4,010,160
140,000	Boston Scientific Corp.†	3,028,200
435,000	Bristol-Myers Squibb Co.	25,421,400
260,000	Eli Lilly & Co.	19,123,000
20,000	Express Scripts Holding Co.†	1,375,800
13,000	GlaxoSmithKline plc, ADR	500,630
21,000	Henry Schein Inc.†	3,185,910
167,000	Johnson & Johnson	19,240,070
7,000	Laboratory Corp. of America Holdings†	898,660
84,000	Mead Johnson Nutrition Co.	5,943,840
385,000	Merck & Co. Inc.	22,664,950
236,000	Novartis AG, ADR	17,190,240
215,000	Patterson Companies Inc.	8,821,450
315,000	Pfizer Inc.	10,231,200
115,000	Roche Holding AG, ADR	3,280,950
37,000	Roche Holding AG, Genusschein	8,451,537
40,000	Tenet Healthcare Corp.†	593,600
1,000	UnitedHealth Group Inc.	160,040
87,500	William Demant Holding A/S†	1,521,416
61,854	Wright Medical Group NV†	1,421,405
50,000	Zimmer Biomet Holdings Inc.	5,160,000
66,000	Zoetis Inc.	3,532,980

		176,991,868

	Hotels and Gaming — 0.2%
8,000	Las Vegas Sands Corp.	427,280
78,000	MGM Resorts International†	2,248,740
15,200	Wynn Resorts Ltd.	1,314,952

		3,990,972

	Machinery — 1.0%
6,000	Caterpillar Inc.	556,440
90,000	Deere & Co.	9,273,600
140,000	Xylem Inc.	6,932,800

		16,762,840

	Metals and Mining — 0.7%
30,000	Alcoa Corp.	842,400
220,000	Freeport-McMoRan Inc.†	2,901,800
250,000	Newmont Mining Corp.	8,517,500

		12,261,700

	Paper and Forest Products — 0.0%
15,000	International Paper Co.	795,900

	Publishing — 0.0%
3,000	Value Line Inc.	58,500

	Real Estate — 0.0%
10,000	Griffin Industrial Realty Inc.	317,300

Shares		Market Value
	Real Estate Investment Trusts — 1.1%
45,600	Ryman Hospitality Properties Inc.	$2,873,256
520,000	Weyerhaeuser Co.	15,646,800

		18,520,056

	Retail — 7.8%
16,000	Compagnie Financiere Richemont SA	1,059,806
24,562	Copart Inc.†	1,360,980
79,500	Costco Wholesale Corp.	12,728,745
436,000	CVS Health Corp.	34,404,760
100,000	Ingles Markets Inc., Cl. A	4,810,000
408,000	J.C. Penney Co. Inc.†	3,390,480
426,000	Macy’s Inc.	15,255,060
90,000	Seven & i Holdings Co. Ltd.	3,429,048
253,000	The Home Depot Inc.	33,922,240
27,000	Tractor Supply Co.	2,046,870
119,000	Walgreens Boots Alliance Inc.	9,848,440
66,000	Wal-Mart Stores Inc.	4,561,920
10,000	Weis Markets Inc.	668,400
186,000	Whole Foods Market Inc.	5,721,360

		133,208,109

	Specialty Chemicals — 1.8%
6,000	AdvanSix Inc.†	132,840
20,000	Albemarle Corp.	1,721,600
6,000	Ashland Global Holdings Inc.	655,740
25,000	E. I. du Pont de Nemours and Co.	1,835,000
188,000	Ferro Corp.†	2,694,040
8,000	FMC Corp.	452,480
46,000	H.B. Fuller Co.	2,222,260
133,000	International Flavors & Fragrances Inc.	15,671,390
2,400	NewMarket Corp.	1,017,216
1,000	Quaker Chemical Corp.	127,940
20,000	Sensient Technologies Corp.	1,571,600
20,000	The Chemours Co.	441,800
45,000	The Dow Chemical Co.	2,574,900

		31,118,806

	Telecommunications — 3.4%
6,000	AT&T Inc.	255,180
370,000	BCE Inc.	15,998,800
50,000	BT Group plc	226,085
32,000	BT Group plc, ADR	736,960
21,000	CenturyLink Inc.	499,380
65,000	Cincinnati Bell Inc.†	1,452,750
300,000	Deutsche Telekom AG, ADR	5,130,000
16,000	Harris Corp.	1,639,520
33,000	Loral Space & Communications Inc.†	1,354,650
25,000	Orange SA, ADR	378,500
48,000	Proximus SA	1,382,429
45,010	Telefonica SA, ADR	414,092
316,000	Telephone & Data Systems Inc.	9,122,920

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
24,000	TELUS Corp.	$764,160
30,000	TELUS Corp., New York	955,500
312,000	Verizon Communications Inc.	16,654,560

		56,965,486

	Transportation — 0.5%
145,000	GATX Corp.	8,929,100

	Wireless Communications — 0.7%
9,000	Millicom International Cellular SA	381,150
30,000	Millicom International Cellular SA, SDR	1,281,913
228,000	NTT DoCoMo Inc.	5,194,986
74,000	Turkcell Iletisim Hizmetleri A/S, ADR†	510,600
26,000	United States Cellular Corp.†	1,136,720
128,000	Vodafone Group plc, ADR	3,127,040

		11,632,409

	TOTAL COMMON STOCKS	1,695,222,904

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
30,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,474,686

	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	95,006
250,017	Safeway PDC, CVR, expire 01/30/17†	5,000

		100,006

	TOTAL RIGHTS	100,006

	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	373

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$1,025,000	Layne Christensen Co., 4.250%, 11/15/18	$935,953

	CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	3,526,250

	Energy and Utilities: Electric — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,895

	TOTAL CORPORATE BONDS	3,529,145

	TOTAL INVESTMENTS — 100.0% (Cost $884,893,067)	$1,701,263,067

	Aggregate tax cost	$892,473,526

	Gross unrealized appreciation	$828,116,726
	Gross unrealized depreciation	(19,327,185)

	Net unrealized appreciation/depreciation	$808,789,541

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of the Rule 144A security amounted to $3,526,250 or 0.21% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Aerospace	$ 34,749,274	$ 85,036	$ 34,834,310
Other Industries (a)	1,660,388,594	—	1,660,388,594
Total Common Stocks	1,695,137,868	85,036	1,695,222,904
Convertible Preferred Stocks (a)	1,474,686	—	1,474,686
Rights (a)	—	100,006	100,006
Warrants (a)	373	—	373
Convertible Corporate Bonds (a)	—	935,953	935,953
Corporate Bonds (a)	—	3,529,145	3,529,145
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,696,612,927	$4,650,140	$1,701,263,067

(a)      Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2016.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At December 31, 2016, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

10

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q416QR

The Gabelli Small Cap Growth Fund First Quarter Report — December 31, 2016	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended December 31, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 6.6% compared with an increase of 8.8% for the Russell 2000 Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2016.

Comparative Results

Average Annual Returns through December 31, 2016 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	6.63%	17.25%	13.75%	8.29%	10.44%	12.60%
Russell 2000 Index	8.83	21.31	14.46	7.07	8.49	9.78
Class A (GCASX)	6.63	17.26	13.75	8.29	10.44	12.60
With sales charge (c)	0.50	10.52	12.41	7.65	10.00	12.33
Class C (GCCSX)	6.42	16.37	12.89	7.48	9.73	12.17
With contingent deferred sales charge (d)	5.42	15.37	12.89	7.48	9.73	12.17
Class I (GACIX)	6.70	17.56	14.04	8.54	10.61	12.70

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 98.4%
	Aerospace — 0.6%
1,240,000	Aerojet Rocketdyne Holdings Inc.†	$22,258,000
25,000	Embraer SA, ADR	481,250
20,000	Innovative Solutions & Support Inc.†	66,600

		22,805,850

	Agriculture — 0.0%
500,000	Black Earth Farming Ltd., SDR†	323,799
12,000	Cadiz Inc.†	150,000

		473,799

	Automotive — 1.2%
1,315,000	Navistar International Corp.†	41,251,550
15,000	PACCAR Inc.	958,500

		42,210,050

	Automotive: Parts and Accessories — 6.2%
14,039	Adient plc†	822,656
236,000	BorgWarner Inc.	9,307,840
555,000	Brembo SpA	33,592,812
90,022	China Automotive Systems Inc.†	482,518
300,000	Cooper Tire & Rubber Co.	11,655,000
1,185,000	Dana Inc.	22,491,300
1,328,307	Federal-Mogul Holdings Corp.†	13,694,845
750,000	Modine Manufacturing Co.†	11,175,000
22,000	Monro Muffler Brake Inc.	1,258,400
186,500	O’Reilly Automotive Inc.†	51,923,465
45,000	Puradyn Filter Technologies Inc.†	3,600
185,000	SORL Auto Parts Inc.†	562,400
80,375	Spartan Motors Inc.	743,469
200,000	Standard Motor Products Inc.	10,644,000
207,000	Strattec Security Corp.(a)	8,342,100
389,000	Superior Industries International Inc.	10,250,150
475,000	Tenneco Inc.†	29,673,250
26,000	Thor Industries Inc.	2,601,300
4,000	Uni-Select Inc.	87,856
14,000	Visteon Corp.	1,124,760

		220,436,721

	Aviation: Parts and Services — 3.9%
25,000	AAR Corp.	826,250
9,500	Astronics Corp.†	321,480
18,675	Astronics Corp., Cl. B†	629,348
30,000	B/E Aerospace Inc.	1,805,700
9,700,000	BBA Aviation plc	33,866,678
444,000	Curtiss-Wright Corp.	43,671,840
44,000	Ducommun Inc.†	1,124,640
876,000	Kaman Corp.	42,862,680
61,000	KLX Inc.†	2,751,710
85,000	Moog Inc., Cl. A†	5,582,800
16,200	Moog Inc., Cl. B†	1,064,259
68,000	Woodward Inc.	4,695,400

		139,202,785

		Market
Shares		Value
	Broadcasting — 1.6%
520,836	ACME Communications Inc.†	$22,656
247,034	Beasley Broadcast Group Inc., Cl. A	1,531,611
10,000	Cogeco Communications Inc.	493,353
23,300	Cogeco Inc.	984,304
700,000	Crown Media Holdings Inc., Cl. A†	3,535,000
25,000	Gray Television Inc.†	271,250
71,200	Gray Television Inc., Cl. A†	740,480
420,000	ITV plc	1,068,349
20,000	Liberty Broadband Corp., Cl. A†	1,449,200
52,362	Liberty Broadband Corp., Cl. C†	3,878,453
119,800	Liberty Global plc LiLAC, Cl. A†	2,630,808
291,034	Liberty Global plc LiLAC, Cl. C†	6,161,190
20,000	Liberty Media Corp.-Liberty Media, Cl. A†	627,000
40,000	Liberty Media Corp.-Liberty Media, Cl. C†	1,253,200
80,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	2,761,600
145,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	4,918,400
360,000	MSG Networks Inc., Cl. A†	7,740,000
150,000	Pandora Media Inc.†	1,956,000
594,500	Salem Media Group Inc.	3,715,625
169,000	Sinclair Broadcast Group Inc., Cl. A	5,636,150
450,000	Sirius XM Holdings Inc.	2,002,500
108,148	TiVo Corp.†	2,260,293

		55,637,422

	Building and Construction — 3.2%
60,000	Armstrong Flooring Inc.†	1,194,600
55,000	Beazer Homes USA Inc.†	731,500
260,000	CalAtlantic Group Inc.	8,842,600
295,000	D.R. Horton Inc.	8,062,350
52,000	Gibraltar Industries Inc.†	2,165,800
390,000	Herc Holdings Inc.†	15,662,400
750,000	Hovnanian Enterprises Inc., Cl. A†	2,047,500
140,385	Johnson Controls International plc	5,782,458
200,000	KB Home	3,162,000
370,000	Layne Christensen Co.†	4,021,900
65,000	Lennar Corp., Cl. A	2,790,450
475,000	Lennar Corp., Cl. B	16,387,500
600,000	Louisiana-Pacific Corp.†	11,358,000
126,000	MDC Holdings Inc.	3,233,160
150,000	Meritage Homes Corp.†	5,220,000
2,700	NVR Inc.†	4,506,300
345,000	PulteGroup Inc.	6,341,100
200	Titan Machinery Inc.†	2,914
375,000	Toll Brothers Inc.†	11,625,000

		113,137,532

	Business Services — 5.4%
36,000	ACCO Brands Corp.†	469,800
112,000	Ascent Capital Group Inc., Cl. A†	1,821,120
125,000	Blackhawk Network Holdings Inc.†	4,709,375
525,006	Clear Channel Outdoor Holdings Inc., Cl. A	2,651,280
1,148,000	Diebold Nixdorf Inc.	28,872,200

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
559,000	Edgewater Technology Inc.†	$4,192,500
95,000	GP Strategies Corp.†	2,717,000
30,000	GSE Systems Inc.†	105,000
700,000	Internap Corp.†	1,078,000
17,000	Landauer Inc.	817,700
1,100,000	Live Nation Entertainment Inc.†	29,260,000
210,000	Loomis AB, Cl. B	6,248,875
200,000	Macquarie Infrastructure Corp.	16,340,000
94,000	McGrath RentCorp.	3,683,860
350,000	Scientific Games Corp., Cl. A†	4,900,000
15,000	Sealed Air Corp.	680,100
21,900	Sequential Brands Group Inc.†	102,492
115,000	Sohgo Security Services Co. Ltd.	4,422,888
38,000	Stamps.com Inc.†	4,356,700
174,000	Team Inc.†	6,829,500
345,000	The Brink’s Co.	14,231,250
2,000,000	The Interpublic Group of Companies Inc.	46,820,000
33,050	TransAct Technologies Inc.	218,130
403,000	Trans-Lux Corp.†(a)	906,750
47,000	United Rentals Inc.†	4,962,260
14,444	Vectrus Inc.†	344,489

		191,741,269

	Cable — 1.3%
167,000	AMC Networks Inc., Cl. A†	8,740,780
4,000	Cable One Inc.	2,486,920
50,000	DISH Network Corp., Cl. A†	2,896,500
36,000	EchoStar Corp., Cl. A†	1,850,040
297,990	Liberty Global plc, Cl. A†	9,115,514
734,391	Liberty Global plc, Cl. C†	21,811,413

		46,901,167

	Closed-End Business Development Company — 0.0%
108,000	MVC Capital Inc.	926,640

	Closed-End Funds — 0.1%
82,067	The Central Europe, Russia, and Turkey Fund Inc.	1,694,684
31,977	The European Equity Fund Inc.	246,862
104,826	The New Germany Fund Inc.	1,370,076

		3,311,622

	Communications Equipment — 0.1%
350,000	Communications Systems Inc.	1,620,500
52,000	Fortinet Inc.†	1,566,240

		3,186,740

	Computer Software and Services — 2.6%
171,000	Activision Blizzard Inc.	6,174,810
44,000	Avid Technology Inc.†	193,600
12,000	CommerceHub Inc., Cl. A†	180,120
14,000	CommerceHub Inc., Cl. C†	210,420
130,019	comScore Inc.†	4,106,000
930,000	EarthLink Holdings Corp.	5,245,200

		Market
Shares		Value
355,000	FalconStor Software Inc.†	$159,715
264,933	Global Sources Ltd.†	2,344,657
75,077	Guidance Software Inc.†	531,545
42,000	InterXion Holding NV†	1,472,940
60,000	Mentor Graphics Corp.	2,213,400
20,000	Mercury Systems Inc.†	604,400
20,187	MKS Instruments Inc.	1,199,108
395,000	NCR Corp.†	16,021,200
3,996	NetScout Systems Inc.†	125,874
65,000	Quantum Corp.†	54,087
12,000	Rocket Internet SE†	241,710
100,000	Rockwell Automation Inc.	13,440,000
10,000	SecureWorks Corp., Cl. A†	105,900
134,000	Stratasys Ltd.†	2,216,360
248,000	Tyler Technologies Inc.†	35,406,960
2,000	Zedge Inc., Cl. B†	6,260

		92,254,266

	Consumer Products — 1.6%
275,000	1-800-FLOWERS.COM Inc., Cl. A†	2,942,500
74,000	Brunswick Corp.	4,035,960
33,500	Chofu Seisakusho Co. Ltd.	752,980
100,000	Church & Dwight Co. Inc.	4,419,000
90,000	Ginko International Co. Ltd.	931,304
2,000	Harley-Davidson Inc.	116,680
25,000	Harman International Industries Inc.	2,779,000
145,000	Hunter Douglas NV	8,158,330
2,800	Kobayashi Pharmaceutical Co Ltd.	119,786
14,000	LCI Industries	1,508,500
271,498	Marine Products Corp.	3,765,677
10,000	National Presto Industries Inc.	1,064,000
12,000	Newell Brands Inc.	535,800
415,000	Sally Beauty Holdings Inc.†	10,964,300
220,000	Samick Musical Instruments Co. Ltd.	467,213
13,000	Shimano Inc.	2,039,957
9,750	Steven Madden Ltd.†	348,563
150,000	Swedish Match AB	4,771,365
87,425	Syratech Corp.†	262
25,000	The Scotts Miracle-Gro Co., Cl. A	2,388,750
22,000	WD-40 Co.	2,571,800
100,000	Wolverine World Wide Inc.	2,195,000

		56,876,727

	Consumer Services — 1.3%
53,000	Bowlin Travel Centers Inc.†	89,570
2,750	Collectors Universe Inc.	58,384
18,000	IAC/InterActiveCorp.†	1,166,220
265,017	KAR Auction Services Inc.	11,295,025
20,000	Liberty Expedia Holdings Inc., Cl. A†	793,400
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,998,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	556,850
30,000	Liberty Ventures, Cl. A†	1,106,100

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
895,000	Rollins Inc.	$30,233,100

		47,296,649

	Diversified Industrial — 6.3%
17,500	Acuity Brands Inc.	4,040,050
30,000	Aegion Corp.†	711,000
100,000	Albany International Corp., Cl. A	4,630,000
216,000	Ampco-Pittsburgh Corp.	3,618,000
6,000	Anixter International Inc.†	486,300
54,000	Burnham Holdings Inc., Cl. A	850,500
40,076	Covisint Corp.†	76,144
402,000	Crane Co.	28,992,240
120,000	EnPro Industries Inc.	8,083,200
115,000	Greif Inc., Cl. A	5,900,650
117,970	Greif Inc., Cl. B	7,968,874
1,230,000	Griffon Corp.	32,226,000
33,019	Handy & Harman Ltd.†	843,635
35,000	Haynes International Inc.	1,504,650
190,000	Jardine Strategic Holdings Ltd.	6,308,000
489,850	Katy Industries Inc.†(a)	190,895
48,000	Key Technology Inc.†	559,680
203,000	Kimball International Inc., Cl. B	3,564,680
50,000	L.B. Foster Co., Cl. A	680,000
80,000	Lawson Products Inc.†	1,904,000
95,000	Lincoln Electric Holdings Inc.	7,283,650
61,000	Lindsay Corp.	4,551,210
30,000	Lydall Inc.†	1,855,500
31,000	Matthews International Corp., Cl. A	2,382,350
595,076	Myers Industries Inc.	8,509,587
126,000	Oil-Dri Corp. of America	4,814,460
125,000	Olin Corp.	3,201,250
310,000	Park-Ohio Holdings Corp.	13,206,000
19,000	Pentair plc	1,065,330
98,000	Raven Industries Inc.	2,469,600
32,000	Roper Technologies Inc.	5,858,560
313,000	Sevcon Inc.†(a)	2,669,890
140,000	Sevcon Inc.	1,195,530
96,000	Sonoco Products Co.	5,059,200
200	Spectrum Brands Holdings Inc.	24,466
58,000	Standex International Corp.	5,095,300
270,046	Steel Partners Holdings LP	4,185,713
7,000	T Hasegawa Co. Ltd.	116,672
8,000	Terex Corp.	252,240
390,000	Textron Inc.	18,938,400
538,571	Tredegar Corp.	12,925,704
244,000	Trinity Industries Inc.	6,773,440

		225,572,550

	Educational Services — 0.0%
59,000	Career Education Corp.†	595,310
125,000	Corinthian Colleges Inc.†	125

		Market
Shares		Value
225,000	Universal Technical Institute Inc.	$654,750

		1,250,185

	Electronics — 1.6%
196,000	Badger Meter Inc.	7,242,200
283,000	Bel Fuse Inc., Cl. A(a)	7,162,730
550,000	CTS Corp.	12,320,000
575,000	Cypress Semiconductor Corp.	6,578,000
40,000	Daktronics Inc.	428,000
85,000	Dolby Laboratories Inc., Cl. A	3,841,150
1,167	Fortive Corp.	62,586
245,000	Gentex Corp.	4,824,050
20,000	IMAX Corp.†	628,000
40,000	InvenSense Inc.†	511,600
70,000	KEMET Corp.†	464,100
80,000	MOCON Inc.	1,560,000
350,000	Park Electrochemical Corp.	6,527,500
60,000	Renesas Electronics Corp.†	476,406
200,000	Stoneridge Inc.†	3,538,000

		56,164,322

	Energy and Utilities — 6.5%
12,000	Amec Foster Wheeler plc, ADR	68,520
70,000	Avangrid Inc.	2,651,600
125,000	Avista Corp.	4,998,750
325,000	Black Hills Corp.	19,935,500
70,000	Black Ridge Oil and Gas Inc.†	2,100
270,271	Callon Petroleum Co.†	4,154,065
46,000	Chesapeake Utilities Corp.	3,079,700
6,000	Clean Energy Fuels Corp.†	17,160
38,000	CMS Energy Corp.	1,581,560
23,000	Connecticut Water Service Inc.	1,284,550
15,000	CONSOL Energy Inc.	273,450
11,000	Consolidated Water Co. Ltd.	119,350
155,000	Covanta Holding Corp.	2,418,000
95,000	Diamondback Energy Inc.†	9,600,700
406,000	El Paso Electric Co.	18,879,000
80,000	Energy Recovery Inc.†	828,000
60,000	EXCO Resources Inc.†	52,422
20,000	Gamesa Corporacion Tecnologica SA	405,693
140,000	Great Plains Energy Inc.	3,829,000
110,000	Hawaiian Electric Industries Inc.	3,637,700
44,000	Middlesex Water Co.	1,889,360
95,000	National Fuel Gas Co.	5,380,800
15,000	Northwest Natural Gas Co.	897,000
78,000	NorthWestern Corp.	4,435,860
80,000	Oceaneering International Inc.	2,256,800
300,000	Otter Tail Corp.	12,240,000
12,000	Patterson-UTI Energy Inc.	323,040
1,250,000	PNM Resources Inc.	42,875,000
72,000	Rowan Companies plc, Cl. A†	1,360,080
2,090,000	RPC Inc.	41,402,900
112,000	SJW Group	6,269,760

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
175,500	Southwest Gas Holdings Inc.	$13,446,810
15,000	Spire Inc.	968,250
228,000	Steel Excel Inc.†	3,461,040
100,000	SunEdison Inc.†	7,060
29,000	Tesoro Corp.	2,536,050
42,000	The York Water Co.	1,604,400
14,000	Vestas Wind Systems A/S	909,876
220,000	Westar Energy Inc.	12,397,000

		232,477,906

	Entertainment — 2.7%
19,580	AMC Entertainment Holdings Inc., Cl. A	658,850
50,000	Discovery Communications Inc., Cl. A†	1,370,500
100,000	Discovery Communications Inc., Cl. C†	2,678,000
431,384	Dover Motorsports Inc.	992,183
32,000	Eros International plc†	417,600
6,000	Global Eagle Entertainment Inc.†	38,760
69,000	International Speedway Corp., Cl. A	2,539,200
6,814	International Speedway Corp., Cl. B	251,777
20,512	Liberty Media Corp.-Liberty Braves, Cl. A†	420,291
250,604	Liberty Media Corp.-Liberty Braves, Cl. C†	5,159,936
14,000	Lions Gate Entertainment Corp., Cl. A	376,600
62,845	Lions Gate Entertainment Corp., Cl. B†	1,542,211
23,000	Manchester United plc, Cl. A	327,750
1,680,000	Media General Inc.†	31,634,400
254,000	Pinnacle Entertainment Inc.†	3,683,000
180,000	Take-Two Interactive Software Inc.†	8,872,200
124,000	The Madison Square Garden Co, Cl. A†	21,267,240
260,000	Twenty-First Century Fox Inc., Cl. A	7,290,400
157,000	Universal Entertainment Corp.†	4,533,690
150,000	World Wrestling Entertainment Inc., Cl. A	2,760,000

		96,814,588

	Environmental Services — 0.6%
400,000	Republic Services Inc.	22,820,000

	Equipment and Supplies — 9.2%
88,000	A.O. Smith Corp.	4,166,800
525,000	AMETEK Inc.	25,515,000
41,000	AZZ Inc.	2,619,900
10,000	Belden Inc.	747,700
50,000	Chart Industries Inc.†	1,801,000
530,000	CIRCOR International Inc.	34,386,400
220,000	CLARCOR Inc.	18,143,400
321,000	Core Molding Technologies Inc.†	5,492,310
165,000	Crown Holdings Inc.†	8,674,050
2,335	Danaher Corp.	181,756
178,000	Donaldson Co. Inc.	7,490,240
215,000	Entegris Inc.†	3,848,500
830,063	Federal Signal Corp.	12,957,283
300,000	Flowserve Corp.	14,415,000
315,500	Franklin Electric Co. Inc.	12,272,950

		Market
Shares		Value
244,000	Graco Inc.	$20,273,960
93,000	IDEX Corp.	8,375,580
455,000	Interpump Group SpA	7,447,788
67,000	Itron Inc.†	4,210,950
38,000	Littelfuse Inc.	5,767,260
55,000	Maezawa Kyuso Industries Co. Ltd.	716,235
100,000	Manitowoc Foodservice Inc.†	1,933,000
80,000	Minerals Technologies Inc.	6,180,000
6,000	MSA Safety Inc.	415,980
700,000	Mueller Industries Inc.	27,972,000
530,000	Mueller Water Products Inc., Cl. A	7,054,300
10,000	Plantronics Inc.	547,600
2,000	Regal Beloit Corp.	138,500
4,000	Teleflex Inc.	644,600
280,000	Tennant Co.	19,936,000
870,000	The Gorman-Rupp Co.	26,926,500
155,000	The Greenbrier Companies Inc.	6,440,250
263,892	The L.S. Starrett Co., Cl. A	2,454,196
100,000	The Manitowoc Co. Inc.†	598,000
75,000	The Middleby Corp.†	9,660,750
40,000	The Timken Co.	1,588,000
48,000	The Toro Co.	2,685,600
7,500	Valmont Industries Inc.	1,056,750
147,000	Vicor Corp.†	2,219,700
7,875	Watsco Inc., Cl. B	1,171,406
176,500	Watts Water Technologies Inc., Cl. A	11,507,800

		330,634,994

	Financial Services — 4.3%
10,800	Alleghany Corp.†	6,567,696
29,282	Argo Group International Holdings Ltd.	1,929,684
10,770	BKF Capital Group Inc.†	91,008
131,000	Calamos Asset Management Inc., Cl. A	1,120,050
12,500	Capitol Federal Financial Inc.	205,750
22,000	Crazy Woman Creek Bancorp Inc.	368,500
636,000	Energy Transfer Equity LP	12,281,160
110	Farmers & Merchants Bank of Long Beach	750,750
80,000	FCB Financial Holdings Inc., Cl. A†	3,816,000
9,967	Fidelity Southern Corp.	235,919
500,093	Flushing Financial Corp.	14,697,733
305,064	Fortress Investment Group LLC, Cl. A	1,482,611
1,140,000	GAM Holding AG	13,210,252
200,000	Hilltop Holdings Inc.	5,960,000
310,000	Hope Bancorp Inc.	6,785,900
455,800	Huntington Bancshares Inc.	6,025,676
1,350,000	Janus Capital Group Inc.	17,914,500
145,000	KeyCorp	2,649,150
750,072	KKR & Co. LP	11,543,608
180,000	Legg Mason Inc.	5,383,800
15,000	M&T Bank Corp.	2,346,450
11,500	Manning & Napier Inc.	86,825
62,000	Medallion Financial Corp.	187,240

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
260,000	Och-Ziff Capital Management Group LLC, Cl. A†	$860,600
165,000	Oritani Financial Corp.	3,093,750
110,000	PJT Partners Inc., Cl. A	3,396,800
32,000	PrivateBancorp Inc.	1,734,080
56,000	Pzena Investment Management Inc., Cl. A	622,160
1,155	Southeastern Bank Financial Corp.	73,296
12,000	State Auto Financial Corp.	321,720
431,887	Sterling Bancorp	10,106,156
14,000	T. Rowe Price Group Inc.	1,053,640
14,000	TFS Financial Corp.	266,560
150,000	The Charles Schwab Corp.	5,920,500
2,000	Thomasville Bancshares Inc.	72,000
10,000	Universal American Corp.†	99,500
40,782	Value Line Inc.	795,249
30,000	Virtu Financial Inc., Cl. A	478,500
470,000	Waddell & Reed Financial Inc., Cl. A	9,169,700
10,121	Waterloo Investment Holdings Ltd.†	405
565,000	Wright Investors’ Service Holdings Inc.†	355,950
30,000	Yadkin Financial Corp.	1,027,800

		155,088,628

	Food and Beverage — 10.2%
575,000	Arca Continental SAB de CV	2,991,271
3,000	Blue Buffalo Pet Products Inc.†	72,120
112,500	Brown-Forman Corp., Cl. A	5,203,125
21,000	Bull-Dog Sauce Co. Ltd.	382,537
5,000,000	China Tontine Wines Group Ltd.†	158,618
222,000	Chr. Hansen Holding A/S	12,293,692
617,600	Cott Corp.	6,997,408
350,000	Crimson Wine Group Ltd.†	3,279,500
1,850,000	Davide Campari-Milano SpA	18,091,434
55,000	Dean Foods Co.	1,197,900
265,000	Denny’s Corp.†	3,399,950
302,000	Dr Pepper Snapple Group Inc.	27,382,340
3,500,000	Dynasty Fine Wines Group Ltd.†	649,945
110,000	Farmer Brothers Co.†	4,037,000
510,000	Flowers Foods Inc.	10,184,700
139,000	Ingredion Inc.	17,369,440
180,000	ITO EN Ltd.	5,983,316
112,600	Iwatsuka Confectionery Co. Ltd.	3,935,581
23,500	J & J Snack Foods Corp.	3,135,605
146,000	Kameda Seika Co. Ltd.	6,670,717
1,300,000	Kikkoman Corp.	41,600,000
215,000	Lifeway Foods Inc.†	2,474,650
1,230,000	Maple Leaf Foods Inc.	25,760,697
6,000	MEIJI Holdings Co. Ltd.	470,246
72,000	MGP Ingredients Inc.	3,598,560
450,000	Morinaga Milk Industry Co. Ltd.	3,241,925
24,000	National Beverage Corp.	1,225,920
85,000	Nissin Foods Holdings Co. Ltd.	4,465,455

		Market
Shares		Value
30,000	Nutrisystem Inc.	$1,039,500
6,500,000	Parmalat SpA	20,266,742
277,000	Post Holdings Inc.†	22,268,030
310,000	Rock Field Co. Ltd.	4,201,412
885,000	Snyder’s-Lance Inc.	33,930,900
25,000	The Boston Beer Co. Inc., Cl. A†	4,246,250
423,000	The Hain Celestial Group Inc.†	16,509,690
76,000	The J.M. Smucker Co.	9,732,560
135,000	The WhiteWave Foods Co.†	7,506,000
800,000	Tingyi (Cayman Islands) Holding Corp.	972,854
337,001	Tootsie Roll Industries Inc.	13,395,790
93,000	United Natural Foods Inc.†	4,437,960
22,000	Vina Concha Y Toro SA, ADR	712,580
1,400,000	Vitasoy International Holdings Ltd.	2,812,818
20,000	Willamette Valley Vineyards Inc.†	160,200
150,000	Yakult Honsha Co. Ltd.	6,956,150

		365,403,088

	Health Care — 4.9%
50,000	Achaogen Inc.†	651,000
15,000	Akorn Inc.†	327,450
25,000	Alere Inc.†	974,250
12,000	Align Technology Inc.†	1,153,560
22,000	Allergan plc†	4,620,220
78,000	AngioDynamics Inc.†	1,315,860
7,000	Anika Therapeutics Inc.†	342,720
43,000	Biolase Inc.†	60,200
12,400	Bio-Rad Laboratories Inc., Cl. A†	2,260,272
18,000	Bruker Corp.	381,240
160,000	Cantel Medical Corp.	12,600,000
166,000	Cempra Inc.†	464,800
180,000	Chemed Corp.	28,873,800
59,000	CONMED Corp.	2,606,030
385,000	Cutera Inc.†	6,679,750
69,000	DexCom Inc.†	4,119,300
210,024	Exactech Inc.†	5,733,655
192,000	Globus Medical Inc., Cl. A†	4,763,520
43,000	Henry Schein Inc.†	6,523,530
4,000	Heska Corp.†	286,400
46,500	ICU Medical Inc.†	6,851,775
99,000	Integer Holdings Corp.†	2,915,550
9,000	K2M Group Holdings Inc.†	180,360
150,000	Kindred Healthcare Inc.	1,177,500
17,600	Lexicon Pharmaceuticals Inc.†	243,408
32,000	LivaNova plc†	1,439,040
122,000	Masimo Corp.†	8,222,800
204,000	Meridian Bioscience Inc.	3,610,800
19,853	Neogen Corp.†	1,310,298
145,000	NuVasive Inc.†	9,767,200
25,500	Nuvectra Corp.†	128,265
36,000	Ophthotech Corp.†	173,880
319,500	OPKO Health Inc.†	2,971,350
163,444	Orthofix International NV†	5,913,404

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
69,678	Owens & Minor Inc.	$2,458,937
175,000	Pain Therapeutics Inc.†	99,785
50,000	Patterson Companies Inc.	2,051,500
636,000	Quidel Corp.†	13,623,120
200,000	RTI Surgical Inc.†	650,000
25,000	Seikagaku Corp.	370,481
54,084	STERIS plc	3,644,721
2,300	Straumann Holding AG	897,820
3,000	Stryker Corp.	359,430
43,000	SurModics Inc.†	1,092,200
14,000	Syneron Medical Ltd.†	117,600
104,000	Tetraphase Pharmaceuticals Inc.†	419,120
26,000	The Cooper Companies Inc.	4,548,180
45,500	United-Guardian Inc.	705,250
70,000	Vascular Solutions Inc.†	3,927,000
404,500	Wright Medical Group NV†	9,295,410
18,000	Zeltiq Aesthetics Inc.†	783,360

		174,687,101

	Home Furnishings — 0.4%
212,050	Bassett Furniture Industries Inc.	6,446,320
35,000	Bed Bath & Beyond Inc.	1,422,400
34,000	Ethan Allen Interiors Inc.	1,252,900
205,000	La-Z-Boy Inc.	6,365,250

		15,486,870

	Hotels and Gaming — 3.4%
152,000	Belmond Ltd., Cl. A†	2,029,200
500,000	Boyd Gaming Corp.†	10,085,000
190,000	Canterbury Park Holding Corp.	1,976,000
214,000	Churchill Downs Inc.	32,196,300
170,000	Dover Downs Gaming & Entertainment Inc.†	175,100
148,000	Formosa International Hotels Corp.	776,071
116,000	Gaming and Leisure Properties Inc.	3,551,920
1,000,000	Genting Singapore plc	624,935
167,300	Golden Entertainment Inc.	2,026,003
65,000	International Game Technology plc	1,658,800
170,000	Las Vegas Sands Corp.	9,079,700
3,150,000	Mandarin Oriental International Ltd.	4,016,250
30,000	Penn National Gaming Inc.†	413,700
560,000	Ryman Hospitality Properties Inc.	35,285,600
2,900,000	The Hongkong & Shanghai Hotels Ltd.	3,216,197
380,000	The Marcus Corp.	11,970,000
24,000	Wynn Resorts Ltd.	2,076,240

		121,157,016

	Machinery — 1.8%
470,000	Astec Industries Inc.	31,706,200
3,000	Capstone Turbine Corp.†	2,040
1,700,000	CNH Industrial NV	14,773,000
2,000	Disco Corp.	242,310
275,000	Kennametal Inc.	8,596,500

		Market
Shares		Value
6,000	Nordson Corp.	$672,300
170,000	The Eastern Co.	3,553,000
189,000	Twin Disc Inc.†	2,759,400
10,000	Xylem Inc.	495,200

		62,799,950

	Manufactured Housing and Recreational Vehicles — 0.4%
91,000	Cavco Industries Inc.†	9,086,350
73,992	Nobility Homes Inc.†	1,238,996
84,490	Skyline Corp.†	1,306,215
60,000	Winnebago Industries Inc.	1,899,000

		13,530,561

	Metals and Mining — 0.8%
285,000	Allegheny Technologies Inc.	4,540,050
52,003	Barrick Gold Corp.	831,008
174,750	Century Aluminum Co.†	1,495,860
25,500	Constellium NV, Cl. A†	150,450
45,000	Ivanhoe Mines Ltd., Cl. A†	85,130
135,000	Kinross Gold Corp.†	419,850
344,000	Materion Corp.	13,622,400
52,100	Stillwater Mining Co.†	839,331
175,000	TimkenSteel Corp.†	2,709,000
245,000	Turquoise Hill Resources Ltd.†	791,350
45,000	United States Steel Corp.	1,485,450
15,000	Yamana Gold Inc.	42,150

		27,012,029

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	728,480

	Publishing — 0.9%
80,000	Cambium Learning Group Inc.†	399,200
3,100	Graham Holdings Co., Cl. B	1,587,045
1,000,000	Il Sole 24 Ore SpA†	387,903
12,000	John Wiley & Sons Inc., Cl. B	656,040
53,000	Meredith Corp.	3,134,950
65,000	News Corp., Cl. A	744,900
1,300,000	The E.W. Scripps Co., Cl. A†	25,129,000

		32,039,038

	Real Estate — 1.2%
70,000	Capital Properties Inc., Cl. A†	945,000
160,000	Cohen & Steers Inc.	5,376,000
235,000	Griffin Industrial Realty Inc.	7,456,550
6,967	Gyrodyne LLC	127,496
20,000	Lamar Advertising Co., Cl. A	1,344,800
103,000	Morguard Corp.	13,493,986
43,747	New Senior Investment Group Inc.	428,283
4,000	Reading International Inc., Cl. A†	66,400
6,000	Seritage Growth Properties, Cl. A	256,260
130,000	Tejon Ranch Co.†	3,305,900
505,060	The St. Joe Co.†	9,596,140

		42,396,815

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Retail — 6.5%
330,000	Aaron’s Inc.	$10,556,700
200,000	AutoNation Inc.†	9,730,000
20,224	Barnes & Noble Education Inc.†	231,969
32,000	Barnes & Noble Inc.	356,800
130,000	Big 5 Sporting Goods Corp.	2,255,500
22,639	Biglari Holdings Inc.†	10,712,775
162,500	Casey’s General Stores Inc.	19,318,000
50,000	Coldwater Creek Inc.†	735
82,000	Copart Inc.†	4,543,620
1,000	Cracker Barrel Old Country Store Inc.	166,980
455,000	CST Brands Inc.	21,908,250
430,000	Dominion Diamond Corp.	4,162,400
2,500	Dunkin’ Brands Group Inc.	131,100
13,000	Fairway Group Holdings Corp.†	91
190,000	GNC Holdings Inc., Cl. A	2,097,600
750,000	Hertz Global Holdings Inc.†	16,170,000
80,000	HSN Inc.	2,744,000
665,000	Ingles Markets Inc., Cl. A	31,986,500
665,000	J.C. Penney Co. Inc.†	5,526,150
70,000	Lands’ End Inc.†	1,060,500
180,000	Macy’s Inc.	6,445,800
80,000	Movado Group Inc.	2,300,000
20,000	Murphy USA Inc.†	1,229,400
157,000	Nathan’s Famous Inc.†	10,189,300
6,000	Neff Corp., Cl. A†	84,600
100,000	Penske Automotive Group Inc.	5,184,000
339,000	Pier 1 Imports Inc.	2,895,060
290,000	Rush Enterprises Inc., Cl. B†	8,952,300
4,000	Salvatore Ferragamo SpA	94,444
3,100	Sprouts Farmers Market Inc.†	58,652
230,000	SUPERVALU Inc.†	1,074,100
340,000	The Bon-Ton Stores Inc.†	499,800
420,000	The Cheesecake Factory Inc.	25,149,600
194,000	Tractor Supply Co.	14,707,140
43,500	Village Super Market Inc., Cl. A	1,344,150
120,000	Vitamin Shoppe, Inc.†	2,850,000
56,000	Weis Markets Inc.	3,743,040
1,054	Winmark Corp.	132,962
12,000	Yoox Net-A-Porter Group SpA†	340,302

		230,934,320

	Specialty Chemicals — 4.7%
55,000	A. Schulman Inc.	1,839,750
98,000	Albemarle Corp.	8,435,840
71,500	Ashland Global Holdings Inc.	7,814,235
1,400,000	Chemtura Corp.†	46,480,000
2,275,000	Ferro Corp.†.	32,600,750
305,000	H.B. Fuller Co.	14,734,550
90,000	Hawkins Inc.	4,855,500
1,040,000	Huntsman Corp.	19,843,200
16,000	NewMarket Corp.	6,781,440

		Market
Shares		Value
300,000	OMNOVA Solutions Inc.†	$3,000,000
65,000	Platform Specialty Products Corp.†	637,650
12,000	Quaker Chemical Corp.	1,535,280
246,000	Sensient Technologies Corp.	19,330,680
22,102	SGL Carbon SE†	194,502
10,000	Takasago International Corp.	264,385
3,000	Valvoline Inc.	64,500

		168,412,262

	Telecommunications — 1.8%
85,000	ATN International Inc.	6,811,050
560,000	Cincinnati Bell Inc.†	12,516,000
62,000	Consolidated Communications Holdings Inc.	1,664,700
950,000	Gogo Inc.†	8,759,000
33,000	Harris Corp.	3,381,510
250,000	HC2 Holdings Inc.†	1,482,500
6,000	IDT Corp., Cl. B	111,240
12,000	Iridium Communications Inc.†	115,200
330,000	Ixia†	5,313,000
39,000	Loral Space & Communications Inc.†	1,600,950
140,000	New ULM Telecom Inc.	1,347,500
40,000	Pharol SGPS SA	8,716
115,000	Rogers Communications Inc., Cl. B	4,436,700
232,010	Shenandoah Telecommunications Co.	6,333,873
700,000	Sprint Corp.†	5,894,000
6,629	Straight Path Communications Inc., Cl. B†	224,789
35,000	Verizon Communications Inc.	1,868,300
808,000	VimpelCom Ltd., ADR	3,110,800

		64,979,828

	Transportation — 0.9%
490,000	GATX Corp.	30,174,200
20,000	Irish Continental Group plc	91,265
415,000	ModusLink Global Solutions Inc.†	605,900
140,000	Navigator Holdings Ltd.†	1,302,000

		32,173,365

	Wireless Communications — 0.2%
90,000	Millicom International Cellular SA, SDR	3,845,740
50,000	United States Cellular Corp.†	2,186,000

		6,031,740

	TOTAL COMMON STOCKS	3,514,994,875

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
138,000	Jungheinrich AG	3,959,957

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B (a)	336,817

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

		Market
Shares		Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A (a)	$1,539,621

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,876,438

	RIGHTS — 0.0%
	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	0
300,000	Sanofi, CVR, expire 12/31/20†	114,000

		114,000

	Wireless Communications — 0.0%
200,000	Leap Wireless International Inc., CVR, expire 03/14/17†	504,000

	TOTAL RIGHTS	618,000

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
70,000	Sevcon Inc., expire 07/11/21†(a)	264,365

Principal		Market
Amount		Value
	CORPORATE BONDS — 0.0%
	Automotive — 0.0%
$ 300,000	Navistar International Corp., 8.250%, 11/01/21	$304,500

	Real Estate — 0.0%
58,838	Capital Properties Inc., 5.000%, 12/31/22	58,838

	TOTAL CORPORATE BONDS	363,338

	U.S. GOVERNMENT OBLIGATIONS — 1.4%
50,344,000	U.S. Treasury Bills, 0.290% to 0.662%††, 01/05/17 to 06/29/17	50,301,904

	TOTAL INVESTMENTS — 100.0% (Cost $1,770,867,403)	$3,572,378,877

	Aggregate tax cost	$1,781,839,246

	Gross unrealized appreciation	$1,888,401,872
	Gross unrealized depreciation	(97,859,241)

	Net unrealized appreciation/depreciation	$1,790,542,631

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aviation: Parts and Services	$ 138,138,526	$ 1,064,259	—	$ 139,202,785
Broadcasting	52,079,766	—	$3,557,656	55,637,422
Consumer Products	56,876,465	—	262	56,876,727
Consumer Services	47,207,079	89,570	—	47,296,649
Diversified Industrial	224,186,125	1,386,425	—	225,572,550
Educational Services	1,250,060	—	125	1,250,185
Financial Services	153,805,965	1,282,258	405	155,088,628
Food and Beverage	364,753,143	—	649,945	365,403,088
Manufactured Housing and Recreational Vehicles	12,291,565	1,238,996	—	13,530,561
Retail	230,933,494	—	826	230,934,320
Other Industries (a)	2,224,201,960	—	—	2,224,201,960
Total Common Stocks	3,505,724,148	5,061,508	4,209,219	3,514,994,875
Preferred Stocks (a)	3,959,957	—	—	3,959,957
Convertible Preferred Stocks (a)	—	1,876,438	—	1,876,438
Rights (a)	114,000	—	504,000	618,000
Warrants (a)	—	264,365	—	264,365
Corporate Bonds (a)	—	363,338	—	363,338
U.S. Government Obligations	—	50,301,904	—	50,301,904
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,509,798,105	$57,867,553	$4,713,219	$3,572,378,877

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

    Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed. There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2016, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI   (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice
President and Chief
Financial Officer,
KeySpan Corp.

John D. Gabelli
Senior Vice President,
G.research, LLC
Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch
Kuni Nakamura
President,
Advanced Polymer, Inc.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
Bruce N. Alpert
President
Andrea R. Mango
Secretary

Agnes Mullady
Treasurer
Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC
CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT
State Street Bank and Trust
Company
LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q416QR

The Gabelli Focus Five Fund

First Quarter Report — December 31, 2016

To Our Shareholders,

For the quarter ended December 31, 2016, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund decreased 7.5% compared to the Fund’s benchmark the Blended Index, which increased 3.8%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. See below for additional performance information.

Enclosed is the schedule of investments as of December 31, 2016.

Comparative Results

Average Annual Returns through December 31, 2016 (a)(b) (Unaudited)
					Since	Since
					January 1,	Inception
	Quarter	1 Year	5 Year	10 Year	2012(c)	(12/31/02)
Class I (GWSIX)	(7.47)%	2.04%	8.92%	4.90%	8.92%	7.55%
Class AAA (GWSVX)	(7.70)	1.57	8.59	4.64	8.59	7.36
Russell 2500 Index	6.12	17.59	14.54	7.69	14.54 (d)	11.40
Russell 1000 Index	3.83	12.05	14.69	7.08	14.69	12.61
MSCI AC World Ex-U.S. Index	(1.20)	5.01	5.48	1.42	5.48	8.01
Blended Index	3.76	12.95	12.23	5.95	12.23	10.05
Class A (GWSAX)	(7.69)	1.55	8.61	4.66	8.61	7.38
With sales charge (e)	(13.00)	(4.29)	7.33	4.03	7.33	6.92
Class C (GWSCX)	(7.83)	0.86	7.80	3.88	7.80	6.60
With contingent deferred sales charge (f)	(8.75)	(0.14)	7.80	3.88	7.80	6.60

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.42%, 1.42%, 2.17%, and 1.17%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	On January 1, 2012, the Fund began operating under its current name.

(d)	Russell 2500 Index performance is as of December 31, 2011.

(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.4%
	Automotive: Parts and Accessories — 1.8%
50,000	Delphi Automotive plc	$3,367,500

	Building and Construction — 1.6%
152,106	Taylor Morrison Home Corp., Cl. A†	2,929,562

	Cable and Satellite — 14.2%
222,985	EchoStar Corp., Cl. A†	11,459,199
519,471	Liberty Global plc, Cl. C†	15,428,289

		26,887,488

	Computer Software and Services — 8.7%
12,500	Alphabet Inc., Cl. C†	9,647,750
1,848,727	Internap Corp.†	2,847,040
250,000	Twitter Inc.†	4,075,000

		16,569,790

	Consumer Products — 7.0%
150,000	Edgewell Personal Care Co.†	10,948,500
53,811	Energizer Holdings Inc.	2,400,509

		13,349,009

	Energy and Utilities — 3.6%
275,000	Canadian Solar Inc.†	3,349,500
700,000	Weatherford International plc†	3,493,000

		6,842,500

	Entertainment — 2.6%
100,000	Take-Two Interactive Software Inc.†	4,929,000

	Financial Services — 7.1%
200,000	Blackhawk Network Holdings Inc.†	7,535,000
85,000	Interactive Brokers Group Inc., Cl. A	3,103,350
850,000	Och-Ziff Capital Management Group LLC, Cl. A†.	2,813,500

		13,451,850

	Food and Beverage — 10.5%
706,732	Inventure Foods Inc.†	6,961,310
357,600	Maple Leaf Foods Inc.	7,489,451
35,000	Mondelēz International Inc., Cl. A	1,551,550
50,000	Post Holdings Inc.†	4,019,500

		20,021,811

	Health Care Equipment and Services — 5.0%
9,162,757	BioScrip Inc.†(a)	9,529,267

	Health Care Equipment and Supplies — 4.7%
230,000	Alere Inc.†	8,963,100

Shares			Market Value
	Hotels and Gaming — 8.3%
550,000	MGM Resorts International†		$15,856,500

	Pharmaceuticals — 4.3%
374,576	Akorn Inc.†		8,176,994

	Retail — 6.5%
25,000	Advance Auto Parts Inc.		4,228,000
445,000	Ascena Retail Group Inc.†		2,754,550
250,000	Hertz Global Holdings Inc.†		5,390,000

			12,372,550

	Semiconductors — 1.6%
130,000	Integrated Device Technology Inc.†		3,062,800

	Specialty Chemicals — 5.5%
215,000	Chemtura Corp.†		7,138,000
75,000	Methanex Corp.		3,285,000

			10,423,000

	Telecommunications — 3.4%
700,000	Gogo Inc.†		6,454,000

	TOTAL COMMON STOCKS		183,186,721

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$6,928,000	U.S. Treasury Bills,
	0.325% to 0.551%††,
	01/19/17 to 04/27/17(b)		6,922,610

	TOTAL INVESTMENTS — 100.0% (Cost $198,124,676)		$190,109,331

	Aggregate tax cost		$199,906,019

	Gross unrealized appreciation		$26,300,064
	Gross unrealized depreciation		(36,096,752)

	Net unrealized appreciation/depreciation		$(9,796,688)

Number of Contracts	Expiration Date/ Exercise Price		Market Value
	OPTION CONTRACTS WRITTEN (c) — (0.0)%
	Call Options Written — (0.0)%
500	Ascena Retail Group Inc.	Jan. 17/7	$5,000

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Schedule of Investments (Continued) — December 31, 2016 (Unaudited)

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	At December 31, 2016, $1,670,000 of the principal amount was pledged as collateral for options written.
(c)	At December 31, 2016, the Fund had entered into exchange traded Option Contracts Written with Pershing LLC.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$183,186,721	—	$183,186,721
U.S. Government Obligations	—	$6,922,610	6,922,610
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$183,186,721	$6,922,610	$190,109,331
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	—	$ (5,000)	$ (5,000)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	—	$ (5,000)	$ (5,000)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at December 31, 2016 or September 30, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments

6

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

that such call options are used in equivalent transactions. Option positions at December 31, 2016 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI   (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer,
GAMCO Investors, Inc,
Executive Chairman,
Associated Capital Group, Inc.

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
Vincent D. Enright
Former Senior Vice
President and Chief
Financial Officer,
KeySpan Corp.

John D. Gabelli
Senior Vice President,
G.research, LLC
Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch
Kuni Nakamura
President,
Advanced Polymer, Inc.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus,
Pace University

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS
Bruce N. Alpert
President
Andrea R. Mango
Secretary

Agnes Mullady
Treasurer
Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC
CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
DISBURSING AGENT
State Street Bank and Trust
Company
LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q416QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	2/24/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	2/24/2017

* Print the name and title of each signing officer under his or her signature.